Litigation, investigations and reviews	6 Months Ended
Jun. 30, 2018
Litigation, investigations and reviews
Litigation, investigations and reviews

11. Litigation, investigations and reviews

The Royal Bank of Scotland Group plc (the ‘company’ or RBSG) and certain members of the Group are party to legal proceedings and the subject of investigation and other regulatory and governmental action (‘Matters’) in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

RBS recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

While the outcome of these Matters is inherently uncertain, the directors believe that, based on the information available to them, appropriate provisions have been made in respect of the Matters as at 30 June 2018 (refer to Note 4).

In many proceedings and investigations, it is not possible to determine whether any loss is probable or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and investigations or as a result of adverse impacts or restrictions on RBS’s reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before a liability can reasonably be estimated for any claim. RBS cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for claims that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

In respect of certain Matters described below, RBS has established a provision and in certain of those Matters, it has indicated that it has established a provision. RBS generally does not disclose information about the establishment or existence of a provision for a particular Matter where disclosure of the information can be expected to prejudice seriously RBS’s position in the Matter.

There are situations where RBS may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending claims or investigations, even for those Matters for which RBS believes it has credible defences and should prevail on the merits. The uncertainties inherent in all such Matters affect the amount and timing of any potential outflows for both Matters with respect to which provisions have been established and other contingent liabilities.

The future outflow of resources in respect of any Matter may ultimately prove to be substantially greater than or less than the aggregate provision that RBS has recognised. Where (and as far as) liability cannot be reasonably estimated, no provision has been recognised.

Other than those discussed below, no member of the Group is or has been involved in governmental, legal or regulatory proceedings (including those which are pending or threatened) that are expected to be material, individually or in aggregate. RBS expects that in future periods additional provisions, settlement amounts and customer redress payments will be necessary, in amounts that are expected to be substantial in some instances.

For a discussion of certain risks associated with the Group’s litigation, investigations and reviews, see the Risk Factor relating to legal, regulatory and governmental actions and investigations set out in RBS’s 2017 Annual Report on Form 20-F on page 349.

Litigation

UK 2008 rights issue shareholder litigation

Commencing from March 2013, claims were issued in the High Court of Justice of England and Wales by sets of current and former shareholders, against RBSG (and in one of those claims, also against certain former individual officers and directors ) alleging that untrue and misleading statements and/or improper omissions, in breach of the Financial Services and Markets Act 2000, were made in connection with the rights issue announced by RBS on 22 April 2008.

RBS has concluded full and final settlements with the claimants, for a total of £900 million (fully provisioned), thereby ending the proceedings. A validation and payment process for claims is well progressed.

Residential mortgage-backed securities (RMBS) litigation in the US

RBS companies are defending a number of RMBS-related claims in the US. In general, plaintiffs in these actions claim that certain disclosures made in connection with the relevant offerings of RMBS contained materially false or misleading statements and/or omissions regarding the underwriting standards pursuant to which the mortgage loans underlying the securities were issued.

NatWest Markets Securities Inc. was a defendant in a lawsuit relating to RMBS issued by Nomura Holding America Inc. (Nomura) and subsidiaries, filed by the US Federal Housing Finance Agency (FHFA) as conservator for the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). In May 2015, the United States District Court for the Southern District of New York found Nomura and NatWest Markets Securities Inc. liable with respect to the sale of certain RMBS on the ground that the offering documents had contained materially misleading statements about the mortgage loans that backed the securitisations. This decision was affirmed by the United States Court of Appeals for the Second Circuit in September 2017, and on 25 June 2018, the United States Supreme Court rejected the defendants’ request for review of the judgment. In July 2018, Nomura paid the full amount due under the judgment, thereby extinguishing NatWest Markets Securities Inc.’s liability in the case.  As a result, the provision previously established to cover this liability has been released.

NatWest Markets Securities Inc. remains a defendant in a purported RMBS class action entitled New Jersey Carpenters Health Fund v. Novastar Mortgage Inc. et al., which remains pending in the United States District Court for the Southern District of New York. NatWest Markets Securities Inc. settled this matter for US$55.3 million, which has been paid into escrow pending court approval of the settlement.

In addition to the above, the remaining RMBS lawsuits against RBS companies consist of cases filed by the Federal Home Loan Banks of Boston and Seattle and the Federal Deposit Insurance Corporation that together involve the issuance of less than US$1 billion of RMBS issued primarily from 2005 to 2007.

London Interbank Offered Rate (LIBOR) and other rates litigation

NatWest Markets Plc and certain other members of the Group, including RBSG, have been named as defendants in a number of class actions and individual claims filed in the US with respect to the setting of LIBOR and certain other benchmark interest rates. The complaints are substantially similar and allege that certain members of the Group and other panel banks individually and collectively violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

Several class actions relating to USD LIBOR, as well as more than two dozen non-class actions concerning USD LIBOR, were made part of a coordinated proceeding in the United States District Court for the Southern District of New York. In December 2016, the district court held that it lacks personal jurisdiction over NatWest Markets Plc with respect to certain claims. As a result of that decision, all Group companies have been dismissed from each of the USD LIBOR-related class actions (including class actions on behalf of over-the-counter plaintiffs, exchanged-based purchaser plaintiffs, bondholder plaintiffs, and lender plaintiffs), but six non-class cases in the coordinated proceeding remain pending against Group defendants. The dismissal of Group companies for lack of personal jurisdiction is the subject of a pending appeal to the United States Court of Appeals for the Second Circuit.

Among the non-class claims dismissed by the New York federal court in December 2016 were claims that the US Federal Deposit Insurance Corporation (FDIC) had asserted on behalf of certain failed US banks. On 10 July 2017, the FDIC, on behalf of 39 failed US banks, commenced substantially similar claims against RBS companies and others in the High Court of Justice of England and Wales. The action alleges that the defendants breached English and European competition law as well as asserting common law claims of fraud under US law.

Certain members of the Group have also been named as defendants in two class actions relating to JPY LIBOR and Euroyen TIBOR, both pending before the same judge in the United States District Court for the Southern District of New York. In the first class action, which relates to Euroyen TIBOR futures contracts, the court dismissed the plaintiffs’ antitrust claims in March 2014, but declined to dismiss their contract claims under the Commodity Exchange Act for price manipulation, and the case is proceeding in the discovery phase. The second class action relates to other derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR. The court dismissed that case on 10 March 2017 on the ground that the plaintiffs lack standing. Plaintiffs have commenced an appeal of that decision.

Certain members of the Group have also been named as defendants in class actions relating to (i) Euribor, (ii) Swiss Franc LIBOR (iii) Pound sterling LIBOR, (iv) the Singapore Interbank Offered Rate and Singapore Swap Offer Rate, and (v) the Australian Bank Bill Swap Reference Rate, all of which are pending before other judges in the United States District Court for the Southern District of New York. On 21 February 2017, the court in the action relating to Euribor dismissed all claims alleged against RBS companies for lack of personal jurisdiction. On 18 August 2017, the court in the action relating to the Singapore Interbank Offered Rate and Singapore Swap Offer Rate dismissed all claims against RBS companies for lack of personal jurisdiction; however, the court allowed the plaintiffs to replead their complaint, and defendants’ renewed motion to dismiss the amended complaint is pending.

On 25 September 2017, the court in the action relating to Swiss Franc LIBOR dismissed all claims against all defendants on various grounds; however, the court held that it has personal jurisdiction over NatWest Markets Plc and allowed the plaintiffs to replead their complaint, and defendants’ renewed motion to dismiss the amended complaint is pending. The other matters described in the preceding paragraph (relating to Pound Sterling LIBOR and the Australian Bank Bill Swap Reference Rate) are subject to motions to dismiss that are currently pending.

NatWest Markets Plc has also been named as a defendant in a motion to certify a class action relating to LIBOR in the Tel Aviv District Court in Israel.

Details of UK litigation claims in relation to the sale of interest rate hedging products (IRHPs) involving LIBOR-related allegations are set out under ‘Interest rate hedging products litigation’ on page 40. Details of LIBOR investigations involving RBS are set out under ‘Investigations and reviews’ on page 43.

ISDAFIX antitrust litigation

In 2015, NatWest Markets Plc reached an agreement to settle class action claims filed in the United States District Court for the Southern District of New York relating to alleged manipulation of USD ISDAFIX rates. Pursuant to the settlement, NatWest Markets Plc paid US$50 million into escrow pending final court approval of the settlement, which was granted on 1 June 2018.

FX antitrust litigation

NatWest Markets Plc and certain other members of the Group, including RBSG, are defendants in several purported class action cases relating to NatWest Markets Plc’s foreign exchange (FX) business, each of which is pending before the same federal judge in the United States District Court for the Southern District of New York. In 2015, RBS companies settled the consolidated antitrust class action which asserted claims on behalf of persons who entered into (a) over-the-counter foreign exchange (FX) spot transactions, forwards, swaps, futures, options or other FX transactions the trading or settlement of which is related in any way to FX rates, or (b) exchange-traded FX instruments. Following the Court’s preliminary approval of the settlement in December 2015, NatWest Markets Plc paid the total settlement amount (US$255 million) into escrow pending final court approval of the settlement. A second FX-related class action on behalf of ‘consumers and end-user businesses,’ is proceeding in the discovery phase following the court’s denial of the defendants’ motions to dismiss in March 2018.

A third FX-related class action, asserting Employee Retirement Income Security Act claims on behalf of employee benefit plans that engaged in FX transactions, including claims based on alleged non-collusive FX-related conduct, was dismissed in September 2016 on the ground that the plaintiffs failed to plead that the defendants had ERISA-based fiduciary duties to the plaintiffs. On 10 July 2018, the United States Court of Appeals for the Second Circuit affirmed the dismissal of this case.

A fourth FX-related class action asserts federal and state antitrust claims on behalf of ‘indirect purchasers’ of FX instruments, which plaintiffs define as persons who were indirectly affected by FX instruments that others entered into directly with defendant banks or on exchanges. On 15 March 2018, the court granted defendants’ motion to dismiss this case on a number of grounds, including failure to plead proximate cause and antitrust standing. Plaintiffs are seeking permission to file an amended complaint.

On 12 July 2017, Alpari (US) LLC (Alpari) filed a class action complaint against RBS companies alleging they breached contracts with Alpari and other counterparties by rejecting FX orders placed over electronic trading platforms through the application of a function referred to as ‘Last Look’, and that the rejected orders were later filled at prices less favourable to putative class members. The complaint contains claims for breach of contract and unjust enrichment. On 12 April 2018, the court granted a motion by RBS to compel arbitration of Alpari’s claims.

Certain other foreign exchange transaction related claims have been or may be threatened against RBS companies in the US and other jurisdictions. RBS cannot predict whether any of these claims will be pursued, but expects that several may.

US Treasury securities antitrust litigation

NatWest Markets Securities Inc. is a defendant in a consolidated antitrust class action pending in the United States District Court for the Southern District of New York on behalf of persons who transacted in US Treasury securities or derivatives based on such instruments, including futures and options. The plaintiffs allege that NatWest Markets Securities Inc. and the other defendants rigged the US Treasury securities auction bidding process to deflate prices at which they bought such securities and colluded to increase the prices at which they sold such securities to plaintiffs. The defendants’ motion to dismiss this matter remains pending.

Swaps antitrust litigation

NatWest Markets Plc and other members of the Group, including RBSG, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the United States District Court for the Southern District of New York alleging violations of the US antitrust laws in the market for interest rate swaps. There is a consolidated class action complaint on behalf of persons who entered into interest rate swaps with the defendants, as well as non-class action claims by three swap execution facilities, TeraExchange, Javelin, and trueEx (which filed its claims on 14 June 2018). The swap exchange facilities allege that they would have successfully established exchange-like trading of interest rate swaps if the defendant dealers had not unlawfully conspired to prevent that from happening through boycotts and other means.

In July 2017, the Court overseeing these matters dismissed all claims relating to the 2008 - 2012 time period, but declined to dismiss certain antitrust and unjust enrichment claims covering the 2013 - 2016 time period. Discovery is ongoing.

In addition, on 8 June 2017, TeraExchange filed a complaint against RBS companies, including RBSG, as well as a number of other credit default swap dealers, in the United States District Court for the Southern District of New York, this time relating to credit default swaps instead of interest rate swaps. TeraExchange alleges it would have established exchange-like trading of credit default swaps if the defendant dealers had not engaged in an unlawful antitrust conspiracy. The defendants have filed a motion to dismiss the complaint in this matter.

Total Value Annuity litigation

On 22 May 2018, a class action complaint was filed in the United States District Court for Kansas against Security Benefit Life, Guggenheim Partners and NatWest Markets Plc. The complaint alleges that the defendants conspired to defraud purchasers of Security Benefit Life’s Total Value Annuity, an annuity product linked to the Annuity Linked TVI Index maintained by NatWest Markets Plc.

Madoff

NatWest Markets N.V. (NWM N.V.) is a defendant in two actions filed by Irving Picard, as trustee for the bankruptcy estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York. In both cases, the trustee alleges that certain transfers received by NatWest Markets N.V. amounted to fraudulent conveyances that should be clawed back for the benefit of the Madoff estate.

In the primary action, filed in December 2010, the trustee seeks to recover US$75.8 million in redemptions that NatWest Markets N.V. allegedly received from certain Madoff feeder funds and US$162.1 million that NatWest Markets N.V. allegedly received from certain swap counterparties. In the second action, filed in October 2011, the trustee seeks to recover an additional US$21.8 million. In November 2016, the bankruptcy court dismissed the second case on international comity grounds, and that decision is currently on appeal to the United States Court of Appeals for the Second Circuit. The primary case remains pending before the bankruptcy court, where it will be subject to a further motion to dismiss.

Thornburg adversary proceeding

NatWest Markets Securities Inc. and certain other RBS companies, as well as several other financial institutions, are defendants in an adversary proceeding filed in the US bankruptcy court in Maryland by the trustee for TMST, Inc. (formerly known as Thornburg Mortgage, Inc.). The trustee seeks recovery of transfers made under certain restructuring agreements as, among other things, avoidable fraudulent and preferential conveyances and transfers. In September 2014, the Court largely denied the defendants’ motion to dismiss this matter and, as a result, discovery is ongoing.

Interest rate hedging products and similar litigation

RBS is dealing with a large number of active litigation claims in the UK in relation to the alleged mis-selling of interest rate hedging products (IRHPs). In general claimants allege that the relevant IRHPs were mis-sold to them, with some also alleging that misrepresentations were made in relation to LIBOR. Claims have been brought by customers who were considered under the UK Financial Conduct Authority (FCA) redress programme for IRHPs, as well as customers who were outside of the scope of that programme, which was closed to new entrants on 31 March 2015. RBS remains exposed to potential claims from customers who were either ineligible to be considered for redress or who are dissatisfied with their redress offers.

Property Alliance Group (PAG) v NatWest Markets Plc was the leading case before the English High Court involving both IRHP mis-selling and LIBOR misconduct allegations. The amount claimed was £34.8 million and the trial ended in October 2016. In December 2016 the Court dismissed all of PAG’s claims. PAG appealed that decision, and the Court of Appeal’s judgment dismissing the appeal was handed down on 2 March 2018. The decision may impact other IRHP and LIBOR-related cases currently pending in the English courts, some of which involve substantial amounts. On 24 July 2018 the Supreme Court declined the request from PAG for permission to appeal an aspect of the judgment relating to implied representations of Sterling LIBOR rates.

The case of London Bridge Holdings Ltd and others v NatWest Markets Plc had been stayed pending the outcome of the application to appeal to the Supreme Court by PAG. The sum claimed in that case is £446.7 million.

Separately, NatWest Markets Plc is defending claims filed in France by five French local authorities relating to structured interest rate swaps. The plaintiffs allege, among other things, that the swaps are void for being illegal transactions, that they were mis-sold, and that information / advisory duties were breached. Four of the claims were dismissed but are the subject of pending appeals. The fifth claim remains to be heard before the lower courts.

Tax dispute

HMRC issued a tax assessment in 2012 against NatWest Markets Plc for approximately £86 million regarding a value-added-tax (‘VAT’) matter in relation to the trading of European Union Allowances (‘EUAs’) by an RBS joint venture subsidiary in 2009. RBS has commenced legal proceedings before the First-tier Tribunal (Tax), a specialist tax tribunal, challenging the assessment (the ‘Tax Dispute’). In the event that the assessment is upheld, interest and costs would be payable, and a penalty of up to 100 per cent of the VAT held to have been legitimately denied by HMRC could also be levied. Separately, RBS is a named defendant in proceedings before the High Court brought in 2015 by ten companies (all in liquidation) (the ‘Liquidated Companies’) and their respective liquidators (together, ‘the Claimants’). The Liquidated Companies previously traded in EUAs in 2009 and are alleged to be defaulting traders within (or otherwise connected to) the EUA supply chains forming the subject of the Tax Dispute. The Claimants claim approximately £80 million plus interest and costs and allege that NatWest Markets Plc dishonestly assisted the directors of the Liquidated Companies in the breach of their statutory duties and/or knowingly participated in the carrying on of the business of the Liquidated Companies with intent to defraud creditors. The trial in that matter concluded on 20 July 2018 and judgment is awaited.

US Anti-Terrorism Act litigation

NatWest Bank Plc is defending a lawsuit filed in the United States District Court for the Eastern District of New York by a number of US nationals (or their estates, survivors, or heirs) who were victims of terrorist attacks in Israel. The plaintiffs allege that NatWest Bank Plc is liable for damages arising from those attacks pursuant to the US Anti-Terrorism Act because NatWest Bank Plc previously maintained bank accounts and transferred funds for the Palestine Relief & Development Fund, an organisation which plaintiffs allege solicited funds for Hamas, the alleged perpetrator of the attacks.

In October 2017, the trial court dismissed claims against NatWest Bank Plc with respect to two of the 18 terrorist attacks at issue. On 14 March 2018, the trial court granted a request by NatWest Bank Plc for leave to file a renewed summary judgment motion in respect of the remaining claims, which has now been filed. No trial date has been set.

NatWest Markets N.V. and certain other financial institutions are defendants in an action pending in the United States District Court for the Eastern District of New York, filed in November 2014, by a number of US nationals (or their estates, survivors, or heirs), most of whom are or were US military personnel, who were killed or injured in more than 90 attacks in Iraq between 2004 and 2011.

The attacks were allegedly perpetrated by Hezbollah and certain Iraqi terror cells allegedly funded by the Islamic Republic of Iran. According to the plaintiffs’ allegations, NatWest Markets N.V. and the other defendants are liable for damages arising from the attacks because they allegedly conspired with Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected. On 27 July 2018, a magistrate issued a report to the district court recommending that the district court deny the defendants’ pending motion to dismiss. NatWest Markets N.V. anticipates requesting that the district court grant the motion to dismiss notwithstanding the magistrate’s recommendation.

An additional set of plaintiffs filed a second, substantially similar action against NatWest Markets N.V. and other financial institutions in November 2016. That case was pending in the United States District Court for the Eastern District of New York until October 2017, when the plaintiffs, instead of responding to defendants’ motion to dismiss, voluntarily dismissed their claims without prejudice to re-filing at a later date.

In November 2017, a third set of plaintiffs filed an action against NatWest Markets N.V., NatWest Markets Plc, and others in the United States District Court for the Southern District of New York. The allegations are substantially similar to the allegations contained in the complaints described above and concern 55 attacks in Iraq between 2003 and 2011. The defendants have made a motion to dismiss this matter which is currently pending.

Securities underwriting litigation

NatWest Markets Securities Inc. is an underwriter defendant in several securities class actions in the US in which plaintiffs generally allege that an issuer of public debt or equity securities, as well as the underwriters of the securities (including NatWest Markets Securities Inc.), are liable to purchasers for misrepresentations and omissions made in connection with the offering of such securities.

Investigations and reviews

RBS’s businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. RBS has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, business conduct, competition/anti-trust, anti-bribery, anti-money laundering and sanctions regimes.

The NatWest Markets business in particular has been providing information regarding a variety of matters, including, for example, the setting of benchmark rates and related derivatives trading, conduct in the foreign exchange market, and various issues relating to the issuance, underwriting, and sales and trading of fixed-income securities, including structured products and government securities.

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by RBS, remediation of systems and controls, public or private censure, restriction of RBS’s business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on RBS, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it.

RBS is co-operating fully with the investigations and reviews described below.

RMBS and other securitised products investigations

In the US, RBS companies are or have been involved in reviews, investigations and proceedings (both formal and informal) by federal and state governmental law enforcement and other agencies and self-regulatory organisations, including the US Department of Justice (DoJ) and certain state attorneys general, relating to, among other things, issuance, underwriting and trading in RMBS and other mortgage-backed securities and collateralised debt obligations (CDOs).

On 10 May 2018, RBSG reached a civil settlement in principle to resolve the DoJ’s RMBS investigation. Under the terms of the proposed settlement, RBSG agreed, in principle, to pay a civil monetary cash penalty of US$4.9 billion. Of this amount, US$3.46 billion is covered by existing provisions, with an additional provision of US$1.44 billion taken in H1 2018.

On 6 March 2018, the New York Attorney General announced that it had resolved its RMBS investigation. RBS Financial Products Inc. paid US$100 million to the State of New York, and provided US$400 million of consumer relief credits at a cost of approximately US$130 million. On 3 July 2018, the Illinois Attorney General announced that it too had resolved its RMBS investigation. RBS Financial Products Inc. paid US$20 million to the State of Illinois to settle this matter.

Certain other state attorneys general sought information regarding the same or similar issues, and RBS is aware that at least one such investigation is ongoing.

On 26 October 2017, the United States Attorney for the District of Connecticut (USAO) announced that it had entered into a Non-Prosecution Agreement (NPA) with NatWest Markets Securities Inc. in connection with alleged misrepresentations to counterparties relating to secondary trading in various forms of asset-backed securities. The NPA required NatWest Markets Securities Inc. to pay a penalty of US$35 million, reimburse customers at least US$9.1 million, and continue to co-operate with the investigation.

The USAO agreed in the NPA not to file criminal charges against NatWest Markets Securities Inc. relating to certain conduct and information described in the NPA if NatWest Markets Securities Inc. complies with the NPA during its one-year term. In March and December 2015, two former NatWest Markets Securities Inc. traders entered guilty pleas in the United States District Court for the District of Connecticut, each to one count of conspiracy to commit securities fraud while employed at NatWest Markets Securities Inc.

US mortgages - loan repurchase matters

RBS’s NatWest Markets business in North America was a purchaser of non-agency residential mortgages in the secondary market, and an issuer and underwriter of non-agency RMBS.

In issuing RMBS, NatWest Markets in some circumstances made representations and warranties regarding the characteristics of the underlying loans. As a result, NatWest Markets may be, or may have been, contractually required to repurchase such loans or indemnify certain parties against losses for certain breaches of such representations and warranties. Depending on the extent to which such loan repurchase related claims are pursued against and not rebutted by NatWest Markets on timeliness or other grounds, the aggregate potential impact on RBS, if any, may be material.

LIBOR and other trading rates

From February 2013 to December 2016, RBS entered into settlements with various governmental authorities in relation to investigations into submissions, communications and procedures around the setting of LIBOR and other interest rates and interest rate trading, which, among other things, required RBS to pay significant penalties. As part of these resolutions, RBS made certain undertakings regarding benchmark interest rates, including the undertakings contained in its February 2013 resolution with the Commodity Futures Trading Commission (CFTC).

RBS continues to co-operate with investigations and requests for information by various other governmental and regulatory authorities, including in the UK, US and APAC.

On 3 February 2017, it was announced that RBS and the CFTC entered into a civil settlement resolving the CFTC’s investigation of ISDAFIX and related trading activities. As part of the settlement, RBS has paid a penalty of US$85 million and agreed to certain undertakings.

Foreign exchange related investigations

In 2014 and 2015, NatWest Markets Plc paid significant penalties to resolve investigations into its FX business by the FCA, the CFTC, the DoJ, and the Board of Governors of the Federal Reserve System (Federal Reserve). As part of its plea agreement with the DoJ, NatWest Markets Plc pled guilty to a one-count information charging an antitrust conspiracy occurring between as early as December 2007 to at least April 2010. NatWest Markets Plc admitted that it knowingly, through one of its euro/US dollar currency traders, joined and participated in a conspiracy to eliminate competition in the purchase and sale of the euro/US dollar currency pair exchanged in the FX spot market. On 5 January 2017, the United States District Court for the District of Connecticut imposed a sentence on NatWest Markets Plc consisting of a US$395 million fine and a three-year probation, which among other things, prohibits NatWest Markets Plc from committing another crime in violation of US law or engaging in the FX trading practices that form the basis for the charged crime and requires NatWest Markets Plc to implement a compliance program designed to prevent and detect the unlawful conduct at issue and to strengthen its compliance and internal controls as required by other regulators (including the FCA and the CFTC). A violation of the terms of probation could lead to the imposition of additional penalties.

As part of the settlement with the Federal Reserve, NatWest Markets Plc and NatWest Markets Securities Inc. entered into a cease and desist order (the FX Order). In the FX Order, which is publicly available and will remain in effect until terminated by the Federal Reserve, NatWest Markets Plc and NatWest Markets Securities Inc. agreed to take certain remedial actions with respect to FX activities and certain other designated market activities, including the creation of an enhanced written internal controls and compliance program, an improved compliance risk management program, and an enhanced internal audit program. NatWest Markets Plc and NatWest Markets Securities Inc. are obligated to implement and comply with these programs as approved by the Federal Reserve, and are also required to conduct, on an annual basis, a review of applicable compliance policies and procedures and a risk-focused sampling of key controls.

NatWest Markets Plc is co-operating with investigations and responding to inquiries from other governmental and regulatory (including competition) authorities on similar issues relating to failings in its FX business. The timing and amount of financial penalties with respect to any further settlements and related litigation risks and collateral consequences remain uncertain and may well be material.

FCA review of RBS’s treatment of SMEs

In November 2013, a report by Lawrence Tomlinson, entrepreneur in residence at the UK Government’s Department for Business Innovation and Skills, was published (‘Tomlinson Report’). The Tomlinson Report was critical of RBS’s treatment of SMEs.

The Tomlinson Report was passed to the PRA and FCA. Shortly thereafter, the FCA appointed an independent Skilled Person under section 166 of the Financial Services and Markets Act to review the allegations in the Tomlinson Report. The Skilled Person’s review was focused on RBS’s UK small and medium sized business customers with credit exposures of up to £20 million whose relationship was managed within RBS’s Global Restructuring Group (GRG).

The Skilled Person delivered its final report to the FCA during September 2016, and the FCA published  an update in November 2016. In response, RBS announced redress steps for SME customers in the UK and the Republic of Ireland that were in GRG between 2008 and 2013. These steps were (i) an automatic refund of certain complex fees; and (ii) a new complaints process, overseen by an Independent Third Party. They were developed with the involvement of the FCA, which agreed that they were appropriate steps for RBS to take. On 20 July 2018, RBS wrote to all eligible UK customers who had yet to submit a complaint to the GRG complaints process to provide three months’ notice that the complaints process will close to new complaints on 22 October 2018. The closure date for new complaints in the Republic of Ireland is still to be agreed.

RBS estimates the costs associated with the complaints review process and the automatic refund of complex fees to be approximately £400 million, which was recognised as a provision in 2016. This includes operational costs together with the cost of refunded complex fees and the additional estimated redress costs arising from the complaints process. Of the £400 million provision, £216 million had been utilised by 30 June 2018.

On 23 October 2017, the FCA published an interim report incorporating a summary of the Skilled Person’s report and confirmed that the FCA had decided to carry out a more focused investigation. The FCA published its final summary of the Skilled Person’s report on 28 November 2017. The UK House of Commons Treasury Select Committee, seeking to rely on Parliamentary powers, published the full version of the Skilled Person’s report on 20 February 2018. On 31 July 2018, the FCA confirmed that it had concluded its investigation and that it does not intend to take disciplinary or prohibitory action against any person in relation to these matters.

Judicial Review of Skilled Person’s role in IRHP review

RBS has been named as an interested party in a number of claims for judicial review of KPMG’s decisions as Skilled Person in RBS’s previously disclosed IRHP redress programme. This follows a similar claim from a customer of another UK bank, also against KPMG.

All of these claims were stayed pending the outcome of the other bank’s case. The trial in that case was heard in January 2016. The court decided in favour of KPMG, finding that (1) KPMG is not a body amenable to judicial review in respect of its role as Skilled Person in this matter; and (2) that there was no unfairness by the other bank in the procedure adopted. The claimant was granted permission to appeal that decision, and the appeal hearing took place in May 2018.

The majority of the claims that name RBS as an interested party have been discontinued but there are still several cases which remain stayed pending the outcome of the appeal in the other bank’s case. If the appeal court finds that a section 166-appointed Skilled Person is susceptible to judicial review, these remaining claims against RBS may then proceed to full hearing to assess the fairness of KPMG’s role in the redress programme in those particular cases. If deemed unfair, this could have a consequential impact on the reasonableness of the methodology applied to reviewed and settled IRHP files generally. As there remains some uncertainty, it is not practicable reliably to estimate the impact of this matter, if any, on RBS which may be material.

Investment advice review

In February 2013, the FSA announced the results of a mystery shopping review it undertook into the investment advice offered by banks and building societies to retail clients. As a result of that review, the FCA required RBS to carry out a past business review and customer contact exercise on a sample of historic customers that received investment advice on certain lump sum products, during the period from March 2012 until December 2012. The review was conducted under section 166 of the Financial Services and Markets Act, under which a Skilled Person was appointed to carry out the exercise. Redress was paid to certain customers in that sample group.

Following discussions with the FCA after issue of the draft section 166 report, RBS agreed with the FCA that it would carry out a wider review/remediation exercise relating to certain investment, insurance and pension sales from 1 January 2011 to 1 April 2015. That was due to finish at the end of Q1 2018 but the deadline was extended, with completion now anticipated by the end of Q3 2018. This is due to additional products being brought into scope. Phase 2 (covering sales in 2010) started in April 2018 and is targeted for completion by the end of Q4 2018.

In addition, RBS agreed with the FCA that it would carry out a remediation exercise, for a specific customer segment who were sold a particular structured product, in response to concerns raised by the FCA with regard to (a) the target market for the product and (b) how the product may have been described to certain customers. Redress was paid to certain customers who took out the structured product.

RBS provisions in relation to investment advice total £204 million to date for these matters, of which £116 million had been utilised by 30 June 2018.

Packaged accounts

As a result of an uplift in packaged current account complaints, RBS proactively put in place dedicated resources in 2013 to investigate and resolve complaints on an individual basis. RBS has made gross provisions totalling £444 million to date for this matter.

The FCA conducted a thematic review of packaged bank accounts across the UK from October 2014 to April 2016, the results of which were published in October 2016. RBS continues to take into consideration and, where relevant, address the findings from this review.

FCA investigation into RBS plc’s compliance with the Money Laundering Regulations 2007

On 21 July 2017, the FCA notified RBS that it was undertaking an investigation into RBS plc’s compliance with the Money Laundering Regulations 2007 in relation to certain customers. Following amendment to the scope of the investigation, there are currently two areas under review: (1) compliance with Money Laundering Regulations in respect of Money Service Business customers; and (2) the Suspicious Transactions regime in relation to the events surrounding particular customers. The investigations in both areas are assessing both criminal and civil culpability. RBS is cooperating with the investigations.

Payment Protection Insurance (PPI)

Since 2011, RBS has been implementing the FCA’s policy statement for the handling of complaints about the mis-selling of PPI (Policy Statement 10/12). In August 2017, the FCA’s new rules and guidance on PPI complaints handling (Policy Statement 17/3) came into force. The Policy Statement introduced new so called ‘Plevin’ rules, under which customers may be eligible for redress if the bank earned a high level of commission from the sale of PPI, but did not disclose this detail at the point of sale. The Policy Statement also introduced a two year PPI deadline, due to expire in August 2019, before which new PPI complaints must be made. RBS is implementing the Policy Statement.

RBS has made provisions totalling £5.1 billion to date for PPI claims. Of the £5.1 billion cumulative provision, £4.4 billion had been utilised by 30 June 2018.

UK retail banking

In November 2014, the CMA announced its decision to proceed with a market investigation reference (MIR) into retail banking, which would cover personal current account (PCA) and SME banking. On 9 August 2016, the CMA published its final report, which outlined a number of remedies making it easier for customers to compare products, ensure customers benefit from technological advantages around open banking, improve the current account switching service and provide PCA overdraft customers with greater control over their charges, together with additional measures targeted at SME customers.

On 2 February 2017 the CMA published the Retail Banking Market Investigation Order 2017, which is the primary legal framework setting out the obligations for the implementation of the majority of remedies. At this stage there remains uncertainty around the financial impact of the remedies and so it is not practicable to estimate the potential impact on RBS, which may be material.

FCA Mortgages Market Study

In December 2016, the FCA launched a market study into the provision of mortgages. On 4 May 2018 the interim report was published. This found that competition was working well for many customers but also proposed remedies to help customers shop around more easily for mortgages. Following a period of consultation, the final report is due to be published towards the end of 2018. At this stage, as there is considerable uncertainty around the outcome of this market study, it is not practicable reliably to estimate the aggregate impact, if any, on RBS which may be material.

FCA Strategic Review of Retail Banking Models

On 11 May 2017 the FCA announced a two phase strategic review of retail banking models. The FCA will use the review to understand how these models operate, including how ‘free if in credit’ banking is paid for and the impact of changes such as increased use of digital channels and reduced branch usage.

Phase 1 allowed the FCA to enhance its understanding of existing models and how these impact competition and conduct. On 27 June 2018 the FCA published a project update outlining findings from Phase 1. Phase 2 will now evaluate the impacts of economic, technological, social and regulatory factors on these models.

At this early stage, as there is considerable uncertainty around the outcome of this review, it is not practicable reliably to estimate the aggregate impact, if any, on RBS, which in due course may be material.

Governance and risk management consent order

In July 2011, RBS agreed with the Board of Governors of the Federal Reserve System, the New York State Banking Department, the Connecticut Department of Banking, and the Illinois Department of Financial and Professional Regulation to enter into a consent Cease and Desist Order (‘the Governance Order’) to address deficiencies related to governance, risk management and compliance systems and controls in the US branches of NatWest Markets Plc and NatWest Markets N.V.. The RBS entities’ obligations under the Governance Order were terminated by the regulators in the first half of 2018.

US dollar processing consent order

In December 2013 RBS and NatWest Markets Plc agreed a settlement with the Federal Reserve, the New York State Department of Financial Services (DFS), and the Office of Foreign Assets Control (OFAC) with respect to NatWest Markets Plc’s historical compliance with US economic sanction regulations outside the US by business lines that were then located within that entity. As part of the settlement, RBS and NatWest Markets Plc entered into a consent Cease and Desist Order with the Federal Reserve (US Dollar Processing Order), which remains in effect until terminated by the Federal Reserve. The US Dollar Processing Order (which is publicly available) indicated, among other things, that RBS and NatWest Markets Plc lacked adequate risk management and legal review policies and procedures to ensure that activities conducted outside the US comply with applicable OFAC regulations.

RBS agreed to create an OFAC compliance programme to ensure compliance with OFAC regulations by RBS’s global business lines outside the US, and to adopt, implement, and comply with the programme. Prior to and in connection with the US Dollar Processing Order, RBS has made investments in technology, hired and trained personnel, and revised compliance, risk management, and other policies and procedures.

Under the US Dollar Processing Order (as part of the OFAC compliance programme) RBS was required to appoint an independent consultant to conduct an annual review of OFAC compliance policies and procedures and their implementation and an appropriate risk-focused sampling of US dollar payments. RBS appointed the independent consultant and their reports have been submitted annually. No reportable issues have been identified.

US/Swiss tax programme

In December 2015, Coutts & Co Ltd., a member of the Group incorporated in Switzerland, entered into a non-prosecution agreement (the NPA) with the DoJ. This was entered into as part of the DoJ’s programme for Swiss banks, related to its investigations of the role that Swiss banks played in concealing the assets of US tax payers in offshore accounts (US related accounts). Coutts & Co Ltd. paid a US$78.5 million penalty and acknowledged responsibility for certain conduct set forth in a statement of facts accompanying the agreement. Under the NPA, which has a term of four years, Coutts & Co Ltd. is required, among other things, to provide certain information, cooperate with DoJ’s investigations, and commit no U.S. federal offences. If Coutts & Co Ltd. abides by the NPA, the DoJ will not prosecute it for certain tax-related and monetary transaction offences in connection with US related accounts. Since the signing of the NPA in 2015, Coutts & Co Ltd has identified and disclosed to the DoJ a number of US related accounts that were not included in its original submission supporting the NPA. Coutts & Co Ltd is in discussions with the DoJ regarding these additional accounts.

Enforcement proceedings and investigations in relation to Coutts & Co Ltd

In February 2017, the Swiss Financial Market Supervisory Authority (FINMA) took enforcement action against Coutts & Co Ltd, a member of RBS incorporated in Switzerland, with regard to failures of money laundering checks and controls on certain client accounts that were connected with the Malaysian sovereign wealth fund, 1MDB, and were held with Coutts & Co Ltd. FINMA accordingly required Coutts & Co Ltd to disgorge profits of CHF 6.5 million. FINMA is currently investigating two former employees in connection with 1MDB.

In addition, the Monetary Authority of Singapore (MAS)’s supervisory examination of Coutts & Co Ltd’s Singapore branch revealed breaches of anti-money laundering requirements. MAS imposed on Coutts & Co Ltd financial penalties amounting to SGD 2.4 million in December 2016.

In addition, Coutts & Co Ltd continues to assist with investigations and enquiries from authorities where requested to do so.

Regulator requests concerning certain historic Russian transactions

Media coverage in 2017 highlighted an alleged money laundering scheme involving Russian entities between 2010 and 2014. Allegedly certain European banks, including RBS and 16 other UK based financial institutions, and certain US banks, were involved in processing certain transactions associated with this scheme. RBS has responded to requests for information from the FCA, PRA and regulators in other jurisdictions.

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC (formerly Ulster Bank Ireland Limited)

In December 2015, the Central Bank of Ireland (CBI) announced that it had written to a number of lenders requiring them to put in place a robust plan and framework to review the treatment of customers who have been sold mortgages with a tracker interest rate or with a tracker interest rate entitlement. The CBI stated that the intended purpose of the review was to identify any cases where customers’ contractual rights under the terms of their mortgage agreements were not fully honoured, or where lenders did not fully comply with various regulatory requirements and standards regarding disclosure and transparency for customers. The CBI has required Ulster Bank Ireland DAC (UBI DAC), a member of the Group incorporated in the Republic of Ireland, to participate in this review and UBI DAC is co-operating with the CBI in this regard. UBI DAC submitted its phase 2 report to the CBI in March 2017, identifying impacted customers.  The redress and compensation phase (phase 3) commenced in Q4 2017 and is ongoing.

RBS has made provisions totaling  €297 million (£263 million) to date for this matter. Of the €297 million (£263 million) cumulative provision, €149 million (£132 million) had been utilised by 30 June 2018.

Separately, in April 2016, the CBI notified UBI DAC that it was also commencing an investigation under its Administrative Sanctions Procedure into suspected breaches of the Consumer Protection Code 2006 during the period 4 August 2006 to 30 June 2008 in relation to certain customers who switched from tracker mortgages to fixed rate mortgages. This investigation is ongoing and UBI DAC continues to co-operate with the CBI.

As part of an internal review of the wider retail and commercial loan portfolios extending from the tracker mortgage examination programme, UBI DAC identified further legacy business issues. A programme is ongoing to identify and remediate impacted customers. RBS has made provisions totaling  €114  million (£101 million) to date  based on expected remediation and project costs in relation to this matter. Of the €114 million (£101 million) cumulative provision, €9 million (£8 million) had been utilised by 30 June 2018.